Liquidity and Going Concern	6 Months Ended
Dec. 31, 2025
Liquidity and Going Concern [Abstract]
Liquidity and Going Concern

Note 2 – Liquidity and Going Concern

The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis in accordance with U.S. GAAP.

In accordance with ASC 205-40, Presentation of Financial Statements – Going Concern, management evaluated whether conditions and events raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date these financial statements are issued.

As of December 31, 2025, the Company had positive working capital of approximately SGD 1.54 million, cash of SGD 5,972. For the six months ended December 31, 2025, the Company incurred a net loss of approximately SGD 981,469 and used net cash of approximately SGD 262,011 in operating activities. Management considered the Company’s financial position, projected operating cash flows, continuing revenue-generating activities and available liquidity resources in performing its assessment.

Subsequent to December 31, 2025, the Company successfully completed two follow-on equity offerings, generating net proceeds of USD 8,655,000 and USD  9,817,500 on January 29, 2026 and April 3, 2026, respectively. Management has allocated approximately 60% of the net proceeds from each offering toward working capital and approximately 40% toward strategic acquisitions. In April 2026,  Company completed a related-party equity financing, raising gross proceeds of US$688,073 to further support its growth initiatives and working capital requirements. These financing activities have significantly strengthened the Company’s liquidity position and provided the Company with sufficient financial resources to support its ongoing operations, strategic growth initiatives, and potential acquisition opportunities.

Subsequent to December 31, 2025, the Company also entered into agreements to acquire a 10% equity interest in NVC Partners Limited and certain proprietary software source code and technology rights for an aggregate consideration of US$8.0 million. The acquisition is expected to strengthen the Company's technology capabilities, expand its product offerings, and support future revenue growth. Management believes that, together with the successful completion of the Company's recent equity financings, these strategic investments further support the Company's long-term business plan and its ability to continue as a going concern.

Based on this assessment, management concluded that it is not probable that the Company will be unable to meet its obligations as they become due for a period of at least twelve months from the date these financial statements are issued. Accordingly, management determined that no substantial doubt exists regarding the Company’s ability to continue as a going concern.